Total
VALUE LINE MID CAP FOCUSED FUND, INC.
VALUE LINE MID CAP FOCUSED FUND
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VALUE LINE MID CAP FOCUSED FUND, INC.	VALUE LINE MID CAP FOCUSED FUND, INC.	Institutional Class
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.18%	0.22%
Total Annual Fund Operating Expenses	1.08%	0.87%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VALUE LINE MID CAP FOCUSED FUND, INC. - USD ($)	1 year	3 years	5 years	10 years
VALUE LINE MID CAP FOCUSED FUND, INC.	110	343	595	1,317
Institutional Class	89	278	482	1,073

Expense Example No Redemption - VALUE LINE MID CAP FOCUSED FUND, INC. - USD ($)	1 year	3 years	5 years	10 years
VALUE LINE MID CAP FOCUSED FUND, INC.	110	343	595	1,317
Institutional Class	89	278	482	1,073

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund considers companies to be mid-sized if they have market capitalizations between $7 billion and $65 billion at the time of purchase. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund is actively managed by the Adviser, which seeks to purchase mid-cap growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies that have smaller or larger capitalizations than mid-sized companies. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets or on the Toronto Stock Exchange.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a broad-based secondary index (the S&P MidCap 400® Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q1 2019	+17.58%
Worst Quarter:	Q1 2020	–16.75%

Average Annual Total Returns for Periods Ended December 31, 2023
After-tax returns included in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - VALUE LINE MID CAP FOCUSED FUND, INC.	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
VALUE LINE MID CAP FOCUSED FUND, INC.	22.11%	16.53%	12.76%
Institutional Class	22.38%	16.83%		15.01%	Aug. 14, 2017
After Taxes on Distributions | VALUE LINE MID CAP FOCUSED FUND, INC.	22.10%	15.23%	11.90%
After Taxes on Distributions and Sale of Fund Shares | VALUE LINE MID CAP FOCUSED FUND, INC.	13.09%	13.19%	10.50%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.04%	Aug. 14, 2017
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.44%	12.62%	9.27%	9.65%	Aug. 14, 2017
[1]	Institutional Class inception date.